CONTRACT COSTS, NET (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
CONTRACT COSTS, NET
Contract costs	¥ 37,922,302		¥ 53,344,816		$ 5,661,970
Allowance for credit losses	(4,063,482)		(4,548,910)	¥ (139,762)	(606,696)	$ (679,172)
Total contract costs, net	33,858,820		48,795,906		5,055,274
Contract costs	¥ 33,858,820		48,795,906		$ 5,055,274
Percentage of total contracts costs subsequently realized	13.30%				13.30%
Total contracts costs that have been subsequently realized	¥ 4,500,000				$ 700,000
Net recovery of provision for credit losses	¥ 552,008	$ 82,417	¥ 4,647,802	¥ 22,451